Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information [Abstract]
Schedule of sales included within the various services
For the years ended December 31,	2021	2020	2019
Broadcast	$390,815	$411,407	$444,478
Enterprise	354,126	389,696	444,732
Consulting and other	13,271	19,365	21,683
Revenue	$758,212	$820,468	$910,893

Schedule of sales included within the various services
For the years ended December 31,	2021	2020	2019
Broadcast	$67	$1,300	$233
Enterprise	10,023	13,693	8,323
Revenue	$10,090	$14,993	$8,556

Schedule of geographic regions
For the years ended December 31,	2021	2020	2019
Canada	$330,832	$362,939	$395,235
United States	292,474	307,433	329,634
Europe, Middle East & Africa	40,822	44,710	50,911
Latin America & Caribbean	55,818	64,024	73,120
Asia & Australia	38,266	41,362	61,993
Revenue	$758,212	$820,468	$910,893
As at December 31,	2021	2020
Canada	$814,565	$624,303
United Kingdom	541,126	596,625
Europe, Middle East & Africa (excluding United Kingdom)	19,310	23,334
United States	54,390	71,659
All others	2,384	2,605
Satellites, property and other equipment	$1,431,775	$1,318,526
As at December 31,	2021	2020
Canada	$707,502	$718,880
United States	38,039	38,448
Latin America & Caribbean	12,643	15,114
All others	5,894	6,748
Intangible assets	$764,078	$779,190
As at December 31	2021	2020
Canada	$30,979	$1,052
United Kingdom	275	452
Other long-term assets	$31,254	$1,504